INVENTORIES	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following:

	2024	2023
Raw materials	$1,808,253	$1,516,634
Inventory in transit	125,917	-
Finished goods	650,282	-
Work in progress	321,931	134,742
Total	$2,906,383	$1,651,376